UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21682

                    Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                 Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street, 5th Floor

                Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end:   December 31

Date of reporting period:   December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Sterling Capital Variable Insurance Funds

Sterling Capital Select Equity VIF

Performance Overview 12/31/2002 - 12/31/2012

Growth of a $10,000 investment

Portfolio Manager

Stephen L. Morgan, CFA

Executive Director & Select Equity portfolio manager Sterling Capital Management LLC

Average Annual Returns

	1 Year	5 Years	10 Years
Sterling Capital Select Equity VIF	14.53%	-1.82%	4.53%
S&P 500® Index	16.00%	1.66%	7.10%

The chart represents a comparison of a hypothetical $10,000 investment in the indicated Fund versus a similar investment in the Fund’s benchmark, and includes the reinvestment of distributions. The returns include the Fund level expenses, but do not include fees charged by participating insurance companies. These charges and fees will reduce returns. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains, and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Q. How did the Fund perform during the 12-month period between January 1, 2012 and December 31, 2012?

A. The Fund underperformed its benchmark, the S&P 500® Index.

Q. What factors affected the Fund’s performance?

A. The economy’s continued gradual recovery as well as accommodative monetary policy both in the U.S. and abroad helped push financial markets higher during 2012. Additionally, the housing market appeared to have bottomed out, which helped boost consumer confidence. The Fund’s absolute return benefited from these developments.1

The Fund’s performance relative to its benchmark benefited from its overall sector positioning. The Fund held underweight positions in the traditionally defensive sectors of utilities and consumer staples, which underperformed the market. The Fund’s holdings in the media industry and in stocks affected by the housing recovery were among the largest positive contributors to relative performance.1

The Fund’s relative performance was dampened somewhat by its underweight position in the consumer discretionary sector, which outperformed the benchmark. The Fund’s overweight position in the energy sector, which was among the poorest performers during the year, also reduced the Fund’s relative performance. Two specific holdings in the energy sector and one position in the materials sector also detracted from returns.1

[1]	Portfolio composition is as of December 31, 2012, and is subject to change.

The Fund is measured against the S&P 500® Index, a widely recognized, unmanaged index of common stocks. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

A portion of the Fund’s fees have been voluntarily reduced (See Note 5 in the Notes to the Financial Statements). If fees had not been reduced, the Fund’s total return for the periods would have been lower.

2

Sterling Capital Strategic Allocation Equity VIF

Performance Overview 12/31/2002 - 12/31/2012

Growth of a $10,000 investment

Portfolio Managers

Sterling Capital Strategic Allocation Equity VIF is managed by James C. Willis, CFA, Managing Director and Head of Sterling Capital Advisory Solutions Team, Jeffrey J. Schappe, CFA, Managing Director and Chief Market Strategist and Will G. Gholston, CFA, Director and Manager of Quantitative Analysis.

Average Annual Returns

	1 Year	5 Years	10 Years
Sterling Capital Strategic Allocation Equity VIF	13.41%	-1.33%	5.17%
Russell Global Index[1]	17.19%	-0.29%	9.17%
S&P 500® Index[1]	16.00%	1.66%	7.10%

The chart represents a comparison of a hypothetical $10,000 investment in the indicated Fund versus a similar investment in the Fund’s benchmark, and includes the reinvestment of distributions. The returns include the Fund level expenses, but do not include fees charged by participating insurance companies. These charges and fees will reduce returns. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains, and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk. The Fund is primarily concentrated in underlying funds and is therefore subject to the same risks as the underlying funds and bears a portion of the expenses of the underlying funds. The underlying funds may invest in equity securities and in other types of bonds and fixed-income instruments, short-term obligations and the shares of other investment companies. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes.

Q. How did the Fund perform during the 12-month period between January 1, 2012 and December 31, 2012?

A. The Fund underperformed its benchmark, the Russell Global Index.

Q. What factors affected the Fund’s performance?

A. Risk assets generally made significant gains during the period, boosted by aggressive central bank action in the second half of the year. Real estate investment trusts (REITs) performed especially well. The Dow Jones Equity All REIT Index returned 19.57% during 2012, contributing significantly to the Fund’s absolute gains. Commodities had the opposite effect on the Fund’s absolute performance, as the Dow Jones UBS Commodity Index fell -1.06% over the period.2

The Fund’s allocation to other investment companies that invest in REITs aided its performance relative to its benchmark. A significant underweight position in non-U.S. developed equity shares for much of the period also strengthened the Fund’s relative performance, as these stocks underperformed the global equity benchmark substantially during the first three quarters of 2012.2

The Fund’s allocation to other investment companies that invest in commodities during the period hurt its performance relative to the benchmark, which had no direct exposure to commodities. An underweight allocation to emerging markets also detracted from relative performance.2

[1]

As of February 1, 2012, the primary benchmark for the Fund changed from the S&P 500® Index to the Russell Global Index (the “New Benchmark”), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes. The S&P 500® Index will not be shown in the future.

[2]	Portfolio composition is as of December 31, 2012, and is subject to change.

S&P 500® Index is an unmanaged index generally considered to be representative of the performance of the stock market as a whole. The Fund is measured against the Russell Global Index. The Russell Global Index measures the performance of the global equity market. The indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

3

Sterling Capital Special Opportunities VIF

Performance Overview 7/22/2004 - 12/31/2012

Growth of a $10,000 investment

Portfolio Manager

George F. Shipp, CFA

Managing Director and portfolio manager Sterling Capital Management LLC

Average Annual Returns (Inception 7/22/2004)

	1 Year	5 Years	Since Inception
Sterling Capital Special Opportunities VIF	14.33%	4.05%	9.92%
S&P 500® Index	16.00%	1.66%	5.29%

The chart represents a comparison of a hypothetical $10,000 investment in the indicated Fund versus a similar investment in the Fund’s benchmark, and includes the reinvestment of distributions. The inception date used for the S&P 500® Index was 07/31/04. The returns include the Fund level expenses, but do not include fees charged by participating insurance companies. These charges and fees will reduce returns. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains, and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes. A concentrated portfolio may add a measure of volatility to performance, as major fluctuations in any one holding will likely affect the Fund more than a fund with greater diversification.

Q. How did the Fund perform during the 12-month period between January 1, 2012 and December 31, 2012?

A. The Fund underperformed its benchmark, the S&P 500® Index.

Q. What factors affected the Fund’s performance?

A. Stocks made gains across all sectors during the 12-month period. The Fund’s strong absolute returns were fueled by exceptional performance from its information technology, consumer discretionary and health care holdings. These three sectors combined contributed more than 70% of the Fund’s total returns during the year.1

The Fund’s absolute returns were negatively impacted by its energy holdings, which included two of the portfolio’s five worst performing stocks. Energy stocks were constrained by a combination of lower global demand and lower commodity prices, particularly for natural gas. An individual holding in the health care sector was the Fund’s largest overall detractor, followed closely by a global personal computer manufacturing and services firm. A near-zero return on cash was also a significant drag on the Fund’s absolute returns .1

The Fund’s relative performance was boosted by an overweight position and favorable stock selection in consumer discretionary stocks. Among these, a cable and broadband provider performed especially well. The Fund’s largest allocation was to information technology holdings, some of which outpaced their sector peers ..1

Energy holdings were the largest detractor to the Fund’s performance relative to its benchmark. Two of its four energy holdings declined during the period. Health care sector returns beat the market, but two of the Fund’s health care holdings suffered declines. One of these was a health care IT firm that seemed well positioned to benefit from the industry’s move toward electronic health records but stumbled in its execution. The Fund’s above-average cash position also dragged on its relative performance .1

[1]	Portfolio composition is as of December 31, 2012, and is subject to change.

The Fund is measured against the S&P 500® Index, a widely recognized, unmanaged index of common stocks. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

4

Sterling Capital Total Return Bond VIF

Performance Overview 7/22/2004 - 12/31/2012

Growth of a $10,000 investment

Portfolio Managers

Mark Montgomery, CFA

Managing Director and Senior Fixed Income portfolio manager Sterling Capital Management LLC

Richard T. LaCoff

Managing Director and Senior Fixed Income portfolio manager Sterling Capital Management LLC

Average Annual Returns (Inception 7/22/2004)

	1 Year	5 Years	Since Inception
Sterling Capital Total Return Bond VIF	6.10%	6.36%	5.41%
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.54%

The chart represents a comparison of a hypothetical $10,000 investment in the indicated Fund versus a similar investment in the Fund’s benchmark, and includes the reinvestment of distributions. The inception date used for the Barclays U.S. Aggregate Bond Index was 07/31/04. The returns include the Fund level expenses, but do not include fees charged by participating insurance companies. These charges and fees will reduce returns. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains, and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Investment Concerns

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

The Fund is subject to the risk that principal value tends to react in opposition to the movement of interest rates and that a rising interest rate environment increases the risk of loss of principal.

Q. How did the Fund perform during the 12-month period between January 1, 2012 and December 31, 2012?

A. The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index.

Q. What factors affected the Fund’s performance?

A. The U.S. economy expanded during the period, although at a below-trend rate of growth, while the rate of inflation remained tame. The Federal Reserve pursued an accommodative monetary policy to stimulate economic activity and improve labor market conditions. These factors created an environment conducive to solid fixed income market performance, as interest rates declined and the yield curve flattened.1

The Fund benefited from an overweight allocation to higher interest products, including corporate bonds, commercial and residential mortgage-backed securities, and taxable municipal bonds. All of these sectors boosted both absolute and relative returns. Within the corporate and securitized sectors, the portfolio had an overweight allocation to securities that carry higher risk, such as high-yield bonds, which further boosted the Fund’s performance relative to its benchmark.1

The major detractor from the Fund’s relative performance was yield curve positioning. Sector allocation decisions, particularly relating to higher interest products, produced a portfolio with a maturity profile weighted toward the intermediate range of the yield curve. This weighting detracted from performance due to the flattening of the yield curve.1

[1]	Portfolio composition is as of December 31, 2012, and is subject to change.

The Fund is measured against Barclays U.S. Aggregate Bond Index which is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

A portion of the Fund’s fees have been voluntarily reduced (See Note 5 in the Notes to the Financial Statements). If fees had not been reduced, the Fund’s total return for the periods would have been lower.

5

Sterling Capital Variable Insurance Funds

Summary of Portfolio Holdings (Unaudited)

December 31, 2012

Each Sterling Capital Variable Insurance Fund’s portfolio composition at December 31, 2012 was as follows :

Sterling Capital Select Equity VIF	Percentage of net assets
Consumer Discretionary	9.7%
Consumer Staples	9.1%
Energy	12.0%
Financials	17.1%
Health Care	11.6%
Industrials	14.5%
Information Technology	21.7%
Materials	2.1%
Telecommunication Services	1.8%
Exchange Traded Funds	0.0%
Cash Equivalents	0.2%

99.8%

Sterling Capital Strategic Allocation Equity VIF
Sterling Capital Equity Income Fund, Institutional Class	5.5%
Sterling Capital Equity Index Fund, Institutional Class	0.9%
Sterling Capital Mid Value Fund, Institutional Class	8.9%
Sterling Capital Select Equity Fund, Institutional Class	21.4%
Sterling Capital Small Value Fund, Institutional Class	2.2%
Sterling Capital Special Opportunities Fund, Institutional Class	13.6%
Sterling Capital Ultra Short Bond Fund, Institutional Class	0.7%
Non-Affiliated Investment Companies	8.6%
Exchange Traded Funds	38.2%

100.0%

Sterling Capital Special Opportunities VIF
Consumer Discretionary	15.9%
Consumer Staples	4.9%
Energy	9.2%
Financials	6.4%
Health Care	16.4%
Industrials	3.4%
Information Technology	32.3%
Materials	7.1%
Cash Equivalents	4.7%

100.3%

Sterling Capital Total Return Bond VIF
Asset Backed Securities	3.2%
Collateralized Mortgage Obligations	10.8%
Commercial Mortgage-Backed Securities	20.8%
Corporate Bonds	34.3%
Mortgage-Backed Securities	23.2%
Municipal Bonds	7.1%
Preferred Stocks	2.0%
U.S. Treasury Bonds	0.6%
Cash Equivalents	0.8%

102.8%

Sterling Capital Variable Insurance Funds

Expense Example (Unaudited)

December 31, 2012

As a shareholder of the Sterling Capital Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Sterling Capital Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period 7/1/12 - 12/31/12*	Expense Ratio During Period 7/1/12 - 12/31/12
Sterling Capital Select Equity VIF	$1,000.00	$1,049.80	$5.67	1.10%
Sterling Capital Strategic Allocation Equity VIF	1,000.00	1,077.90	3.60	0.69%
Sterling Capital Special Opportunities VIF	1,000.00	1,086.10	6.66	1.27%
Sterling Capital Total Return Bond VIF	1,000.00	1,027.90	6.12	1.20%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184 (the number of days in the most recent fiscal half-year) divided by 366 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees or fees and expenses of any underlying funds in which the Funds invest.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Sterling Capital Variable Insurance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period 7/1/12 - 12/31/12*	Expense Ratio During Period 7/1/12 - 12/31/12
Sterling Capital Select Equity VIF	$1,000.00	$1,019.61	$5.58	1.10%
Sterling Capital Strategic Allocation Equity VIF	1,000.00	1,021.67	3.51	0.69%
Sterling Capital Special Opportunities VIF	1,000.00	1,018.75	6.44	1.27%
Sterling Capital Total Return Bond VIF	1,000.00	1,019.10	6.09	1.20%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184 (the number of days in the most recent fiscal half-year) divided by 366 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees or fees and expenses of any underlying funds in which the Funds invest.

Sterling Capital Select Equity VIF

Schedule of Portfolio Investments

December 31, 2012

Shares		Fair Value
COMMON STOCKS (99.6%)

	Consumer Discretionary (9.7%)
3,840	Coach, Inc.	$213,158
8,700	Comcast Corp., Class A	325,206
5,460	DIRECTV(a)	273,873
6,270	Target Corp.	370,996
1,680	Time Warner Cable, Inc.	163,279
7,620	Walt Disney Co. (The)	379,400

		1,725,912

	Consumer Staples (9.1%)
8,860	Coca-Cola Co. (The)	321,175
5,910	CVS Caremark Corp.	285,749
11,850	Mondelez International, Inc., Class A	301,819
4,920	PepsiCo, Inc.	336,676
2,355	Philip Morris International, Inc.	196,972
2,670	Procter & Gamble Co. (The)	181,266

		1,623,657

	Energy (12.0%)
3,615	Anadarko Petroleum Corp.	268,631
9,600	Cenovus Energy, Inc.	321,984
3,790	Chevron Corp.	409,850
4,380	Exxon Mobil Corp.	379,089
5,820	Schlumberger, Ltd.	403,268
8,160	Suncor Energy, Inc.	269,117
2,715	Valero Energy Corp.	92,636

		2,144,575

	Financials (17.1%)
1,160	American Express Co.	66,677
13,801	Bank of New York Mellon Corp. (The)	354,686
4,740	Berkshire Hathaway, Inc., Class B(a)	425,178
14,055	Charles Schwab Corp. (The)	201,830
12,273	JPMorgan Chase &Co.	539,644
14,730	MetLife, Inc.	485,206
6,180	PNC Financial Services Group, Inc.	360,356
13,560	Wells Fargo & Co.	463,481
5,088	Weyerhaeuser Co., REIT	141,548

		3,038,606

	Health Care (11.6%)
7,080	Express Scripts Holding Co.(a)	382,320
4,500	Johnson & Johnson.	315,450
7,350	Merck & Co., Inc.	300,909
10,770	Pfizer, Inc.	270,111
8,700	UnitedHealth Group, Inc.	471,888
5,460	WellPoint, Inc.	332,623

		2,073,301

	Industrials (14.5%)
9,330	ABB, Ltd., ADR	193,971
5,390	Boeing Co. (The)	406,190
3,840	FedEx Corp.	352,205
3,140	Fluor Corp.	184,443

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
25,440	General Electric Co.	$533,986
6,090	Honeywell International, Inc.	386,532
6,630	Pentair, Ltd	325,865
7,260	Xylem, Inc.	196,746

		2,579,938

	Information Technology (21.7%)
1,380	Apple, Inc.	735,581
16,620	Cisco Systems, Inc.	326,583
16,440	EMC Corp.(a)	415,932
465	GOOGLE, Inc., Class A(a)	329,857
5,240	Intel Corp.	108,101
1,950	International Business Machines Corp.	373,523
21,930	Microsoft Corp.	586,189
8,430	Oracle Corp.	280,888
6,900	QUALCOMM, Inc.	427,938
7,440	TE Connectivity, Ltd.	276,173

		3,860,765

	Materials (2.1%)
10,590	Barrick Gold Corp.	370,756

	Telecommunication Services (1.8%)
9,600	AT&T, Inc.	323,616

	Total Common Stocks (Cost $14,272,907)	17,741,126

EXCHANGE TRADED FUNDS (0.0%)
195	Utilities Select Sector SPDR Fund	6,815

	Total Exchange Traded Funds (Cost $5,615)	6,815

INVESTMENT COMPANY (0.2%)
25,728	Federated Treasury Obligations Fund, Institutional Shares	25,728

	Total Investment Company (Cost $25,728)	25,728

Total Investments — 99.8% (Cost $14,304,250)		17,773,669
Net Other Assets (Liabilities) — 0.2%		31,412

NET ASSETS — 100.0%		$17,805,081

(a)    Represents non-income producing security.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
SPDR — Standard and Poors Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Equity VIF

Schedule of Portfolio Investments

December 31, 2012

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (53.2%)
16,947	Sterling Capital Equity Income Fund, Institutional Class	$269,290
4,367	Sterling Capital Equity Index Fund, Institutional Class	41,703
30,342	Sterling Capital Mid Value Fund, Institutional Class	435,106
83,087	Sterling Capital Select Equity Fund, Institutional Class	1,044,409
8,773	Sterling Capital Small Value Fund, Institutional Class(a)	107,729
35,784	Sterling Capital Special Opportunities Fund, Institutional Class	660,576
3,338	Sterling Capital Ultra Short Bond Fund, Institutional Class	33,380

	Total Affiliated Investment Companies (Cost $2,158,389)	2,592,193

NON-AFFILIATED INVESTMENT COMPANIES (8.6%)
18,042	Credit Suisse Commodity Return Strategy Fund(a)	144,879
27,785	Federated Treasury Obligations Fund, Institutional Shares	27,785
10,616	Harding, Loevner International Equity Portfolio	169,226
1,957	Lazard Emerging Markets Equity Portfolio	38,234
1,160	Oppenheimer Developing Markets Fund	40,469

	Total Non-Affiliated Investment Companies (Cost $386,517)	420,593

EXCHANGE TRADED FUNDS (38.2%)
2,307	iShares Dow Jones US Real Estate Index Fund	149,309
9,055	iShares MSCI EAFE Index Fund	514,505
3,887	iShares MSCI EAFE Small Cap Index Fund	158,240
3,516	iShares MSCI EAFE Value Index Fund	171,053
9,530	iShares MSCI Emerging Markets Index Fund	422,656
1,555	iShares Russell 2000 Index Fund	131,071
5,038	iShares Russell Midcap Growth Index Fund	316,386

	Total Exchange Traded Funds (Cost $1,571,062)	1,863,220

Total Investments — 100.0% (Cost $4,115,968)		4,876,006
Net Other Assets (Liabilities) — (0.0)%		(1,119)

NET ASSETS — 100.0%		$4,874,887

(a)    Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities VIF

Schedule of Portfolio Investments

December 31, 2012

Shares		Fair Value
COMMON STOCKS (95.6%)

	Consumer Discretionary (15.9%)
50,000	Comcast Corp., Class A	$1,869,000
13,000	DIRECTV(a)	652,080
98,000	Ford Motor Co.	1,269,100
17,000	Yum! Brands, Inc.	1,128,800

		4,918,980

	Consumer Staples (4.9%)
75,000	Dole Food Co., Inc.(a)	860,250
26,000	Mondelez International, Inc., Class A	662,220

		1,522,470

	Energy (9.2%)
15,000	Apache Corp.	1,177,500
11,000	EOG Resources, Inc.	1,328,690
10,000	Halliburton Co.	346,900

		2,853,090

	Financials (6.4%)
40,000	Charles Schwab Corp. (The)	574,400
25,000	CME Group, Inc.	1,267,750
15,500	Och-Ziff Capital Management Group LLC, Class A	147,250

		1,989,400

	Health Care (16.4%)
24,000	Agilent Technologies, Inc.	982,560
33,000	Merck & Co., Inc.	1,351,020
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,269,560
27,000	UnitedHealth Group, Inc.	1,464,480

		5,067,620

	Industrials (3.4%)
7,000	FedEx Corp.	642,040
8,000	Ryder System, Inc.	399,440

		1,041,480

	Information Technology (32.3%)
150,000	Activision Blizzard, Inc.	1,593,000

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
13,000	Check Point Software Technologies, Ltd.(a)	$619,320
78,000	Cisco Systems, Inc.	1,532,700
70,000	Corning, Inc.	883,400
92,000	Dell, Inc.	931,960
30,000	eBay, Inc.(a)	1,530,600
27,500	Harris Corp.	1,346,400
19,000	Intuit, Inc.	1,130,500
18,000	Nuance Communications, Inc.(a)	401,760

		9,969,640

	Materials (7.1%)
26,000	Newmont Mining Corp	1,207,440
2,000	Potash Corp. of Saskatchewan, Inc.	81,380
52,000	Yamana Gold, Inc.	894,920

		2,183,740

	Total Common Stocks (Cost $24,280,224)	29,546,420

INVESTMENT COMPANY (4.7%)
1,461,140	Federated Treasury Obligations Fund,
	Institutional Shares	1,461,140

	Total Investment Company (Cost $1,461,140)	1,461,140

Total Investments — 100.3% (Cost $25,741,364)		31,007,560
Net Other Assets (Liabilities) — (0.3)%		(78,848)

NET ASSETS — 100.0%		$30,928,712

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments

December 31, 2012

Principal Amount		Fair Value
ASSET BACKED SECURITIES (3.2%)
$95,000	American Express Credit Account Master Trust, Series 2008-7, Class A, 1.509%, 3/15/16(a)	$95,762
200,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.269%, 1/15/16(a)	199,996
174,000	Chase Issuance Trust, Series 2008-A8, Class A8, 1.409%, 5/15/17(a)	178,441
85,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.269%, 10/15/15(a)	84,974

	Total Asset Backed Securities (Cost $559,763)	559,173

COLLATERALIZED MORTGAGE OBLIGATIONS (10.8%)
89,334	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.159%, 4/25/35(a)	88,864
54,950	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	53,860
102,475	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	104,557
61,958	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	64,253
46,832	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	46,880
61,980	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	65,267
50,948	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33	55,918
48,401	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33	52,487
136,181	Fannie Mae, Series 2012-84, Class HL, 2.500%, 1/25/42	141,156
69,234	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	76,831
169,841	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	183,293
59,311	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	60,207
116,956	PHH Mortgage Capital LLC, Series 2007-6, Class A1, 6.002%, 12/18/37(a)	123,860
37,251	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	37,615
76,014	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	77,463
48,735	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.823%, 12/25/34(a)	48,796
105,352	Specialty Underwriting & Residential Finance, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	106,681
127,684	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.709%, 6/25/34(a)	132,031
68,106	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	72,669
30,670	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	31,042
113,298	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.623%, 1/25/35(a)	111,031

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$117,404	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.657%, 10/25/35(a)	$115,686
36,741	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	38,210

	Total Collateralized Mortgage Obligations (Cost $1,818,905)	1,888,657

COMMERCIAL MORTGAGE-BACKED SECURITIES (20.8%)
150,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	171,373
153,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	174,022
140,000	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4, 5.625%, 4/10/49(a)	163,741
12,487	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	12,755
89,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.196%, 11/10/42(a)	93,629
95,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.219%, 7/15/44(a)	104,467
150,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	172,067
95,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	109,187
100,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	107,778
74,000	COMM Mortgage Trust, Series 2012-CR4, Class A3, 2.853%, 10/15/45	76,024
155,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.748%, 6/10/46(a)	176,033
155,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	175,974
18,622	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	18,621
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	146,744
101,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	116,773
100,000	GMAC Commercial Mortgage Securities Trust, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	107,361
158,000	GMAC Commercial Mortgage Securities Trust, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	174,184
168,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.224%, 4/10/37(a)	185,620
117,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	126,664
150,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4, 5.552%, 5/12/45	172,311

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

December 31, 2012

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	$174,133
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	28,309
80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4, 5.420%, 3/12/44(a)	89,454
80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.469%, 3/12/44(a)	88,393
58,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3, 2.533%, 12/10/45	58,926
119,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	130,355
57,164	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	58,359
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	170,701
157,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	180,531
71,000	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.875%, 12/15/45	73,305

	Total Commercial Mortgage-Backed Securities (Cost $3,533,303)	3,637,794

CORPORATE BONDS (34.3%)
	Consumer Discretionary (3.5%)
38,000	Carnival Corp., 1.875%, 12/15/17	38,052
33,000	CBS Corp., 8.875%, 5/15/19(c)	44,509
73,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(c)	110,366
19,000	COX Communications, Inc., 4.700%, 12/15/42(b)	19,387
37,000	Delphi Corp., 5.875%, 5/15/19	39,683
65,000	George Washington University (The), 3.485%, 9/15/22	68,758
31,000	Home Depot, Inc. (The), 5.875%, 12/16/36	40,740
35,000	Kohl’s Corp., 3.250%, 2/1/23	33,984
27,000	NBCUniversal Media LLC, 5.950%, 4/1/41	33,103
19,000	Nordstrom, Inc., 6.250%, 1/15/18	23,035
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	31,460
26,000	Service Corp. International, 7.000%, 5/15/19	28,470
36,000	Time Warner Cable, Inc., 5.875%, 11/15/40	41,947
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	36,832
24,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	24,780

		615,106

	Consumer Staples (2.0%)
25,000	Altria Group, Inc., 9.950%, 11/10/38	41,186
19,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	26,398
27,000	Beam, Inc., 5.875%, 1/15/36	31,334
26,000	Coca-Cola Co. (The), 3.150%, 11/15/20	28,293
14,000	Constellation Brands, Inc., 4.625%, 3/1/23	14,630
38,000	CVS Caremark Corp., 6.125%, 9/15/39	48,631
41,000	Kraft Foods Group, Inc., 3.500%, 6/6/22(b)	43,762
58,000	Lorillard Tobacco Co., 6.875%, 5/1/20	70,695

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Staples — (continued)
$37,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41(c)	$48,454

		353,383

	Energy (4.9%)
36,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	35,358
28,000	BP Capital Markets PLC, 1.375%, 11/6/17	28,025
34,000	Cameron International Corp., 6.375%, 7/15/18	41,128
25,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(b)	27,277
27,000	Denbury Resources, Inc., 8.250%, 2/15/20	30,375
28,000	Devon Energy Corp., 3.250%, 5/15/22(c)	29,223
37,000	Energy Transfer Partners LP, 9.000%, 4/15/19	48,788
40,000	Enterprise Products Operating LLC, 5.950%, 2/1/41	48,291
25,000	Halliburton Co., 4.500%, 11/15/41	27,909
43,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	45,978
32,000	NuStar Logistics LP, 7.900%, 4/15/18(c)	36,170
36,000	Occidental Petroleum Corp., 1.750%, 2/15/17	36,916
51,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17(c)	53,486
30,000	Petrohawk Energy Corp., 6.250%, 6/1/19	34,161
30,000	Plains Exploration & Production Co., 6.500%, 11/15/20	33,225
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	28,470
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)(c)	43,661
31,000	Shell International Finance BV, 6.375%, 12/15/38	43,554
42,000	Statoil ASA, 3.150%, 1/23/22(c)	44,388
34,000	Talisman Energy, Inc., 5.500%, 5/15/42	37,473
30,000	Western Gas Partners LP, 4.000%, 7/1/22	31,575
54,000	Williams Partners LP/ Williams Partners Finance Corp., 7.250%, 2/1/17	65,601

		851,032

	Financials (14.5%)
30,000	ABN AMRO North American Holding Preferred Capital Repackage Trust I, 3.407%, 12/29/49(a)(b)	30,000
31,000	Aflac, Inc., 8.500%, 5/15/19	42,220
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	35,421
30,000	Alleghany Corp., 4.950%, 6/27/22	32,861
56,000	American International Group, Inc., 3.800%, 3/22/17	60,611
115,000	Bank of America Corp., 5.700%, 1/24/22	138,293
29,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	29,908
30,000	Bank of Nova Scotia, 4.375%, 1/13/21	34,739
35,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16(c)	36,519
31,000	BlackRock, Inc., 3.375%, 6/1/22	32,924
33,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	42,968
31,000	CIT Group, Inc., 4.750%, 2/15/15(b)	32,240
40,000	Citigroup, Inc., 5.875%, 1/30/42	49,366
26,000	CME Group, Inc., 3.000%, 9/15/22	26,381
49,000	Colonial Realty LP, 6.250%, 6/15/14(c)	52,178
23,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.875%, 2/8/22	24,751
31,000	CubeSmart LP, REIT, 4.800%, 7/15/22	33,669

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

December 31, 2012

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$38,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	$37,964
40,000	Fifth Third Bancorp, 3.625%, 1/25/16	42,737
68,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(c)	75,823
44,000	General Electric Capital Corp., 2.950%, 5/9/16(c)	46,348
33,000	General Electric Capital Corp., 2.100%, 12/11/19	33,093
52,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(c)	70,684
25,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	30,673
45,000	Health Care REIT, Inc., 4.125%, 4/1/19(c)	48,409
48,000	HSBC Finance Corp., 6.676%, 1/15/21	56,946
25,000	ING Bank NV, 4.000%, 3/15/16(b)	26,605
28,000	Invesco Finance PLC, 3.125%, 11/30/22	28,283
35,000	Jefferies Group, Inc., 8.500%, 7/15/19	41,825
48,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16(c)	49,645
42,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	42,905
49,000	JPMorgan Chase & Co., 2.600%, 1/15/16	50,939
111,000	JPMorgan Chase & Co., 4.350%, 8/15/21(c)	124,124
47,000	KeyCorp, MTN, 5.100%, 3/24/21	54,755
25,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	28,069
30,000	Liberty Mutual Group, Inc., 4.950%, 5/1/22(b)	32,697
25,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	27,633
66,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18(c)	79,560
22,000	MetLife, Inc., 7.717%, 2/15/19	28,842
101,000	Morgan Stanley, 5.375%, 10/15/15	109,805
48,000	Morgan Stanley, GMTN, 6.625%, 4/1/18(c)	56,572
47,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	50,837
28,000	National City Corp., 6.875%, 5/15/19	34,932
32,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	47,303
42,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22	43,185
35,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	42,525
41,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(c)	58,629
28,000	SunTrust Banks, Inc., 3.500%, 1/20/17	30,070
55,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	56,322
44,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	44,028
70,000	Wachovia Corp., 5.625%, 10/15/16	80,257
37,000	Wachovia Corp., 5.500%, 8/1/35	42,074
33,000	WR Berkley Corp., 4.625%, 3/15/22	35,371

		2,525,518

	Health Care (2.1%)
19,000	Amgen, Inc., 5.150%, 11/15/41	21,382
26,000	Cigna Corp., 5.375%, 2/15/42	30,271
36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	39,150
42,000	DENTSPLY International, Inc., 2.750%, 8/15/16(c)	43,576
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	32,270

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Health Care — (continued)
$24,000	HCA, Inc., 8.500%, 4/15/19	$26,760
28,000	Mylan, Inc., 7.625%, 7/15/17(b)	31,468
47,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21(c)	50,301
42,000	UnitedHealth Group, Inc., 4.625%, 11/15/41(c)	44,839
44,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	46,255

		366,272

	Industrials (2.8%)
52,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	58,649
28,000	Carlisle Cos., Inc., 3.750%, 11/15/22	27,730
47,000	Corrections Corp. of America, 7.750%, 6/1/17(c)	49,937
23,000	Equifax, Inc., 3.300%, 12/15/22	22,815
35,000	Flowserve Corp., 3.500%, 9/15/22	35,151
34,000	Iron Mountain, Inc., 5.750%, 8/15/24	34,425
29,500	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/1/20(b)	29,353
44,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	44,895
25,000	Republic Services, Inc., 6.200%, 3/1/40	31,375
36,000	Textron, Inc., 4.625%, 9/21/16	39,211
30,000	URS Corp., 5.000%, 4/1/22(b)	30,884
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21(c)	39,223
25,000	Waste Management, Inc., 7.375%, 3/11/19	31,789
17,000	WPP Finance 2010, 3.625%, 9/7/22	16,909

		492,346

	Information Technology (0.5%)
18,000	Altera Corp., 1.750%, 5/15/17	18,392
25,000	Jabil Circuit, Inc., 4.700%, 9/15/22	26,281
30,000	Oracle Corp., 5.375%, 7/15/40	37,405

		82,078

	Materials (1.3%)
32,000	Anglo American Capital PLC, 4.125%, 9/27/22(b)	33,432
25,000	Ecolab, Inc., 5.500%, 12/8/41	29,826
31,000	Lubrizol Corp., 8.875%, 2/1/19	43,256
23,000	Newmont Mining Corp., 4.875%, 3/15/42	23,688
29,000	Rock-Tenn Co., 4.900%, 3/1/22(b)	31,340
29,000	Sealed Air Corp., 6.875%, 7/15/33(b)(c)	27,840
35,000	Xstrata Finance Canada, Ltd., 4.000%, 10/25/22(b)	35,378

		224,760

	Telecommunication Services (1.3%)
36,000	AT&T, Inc., 5.550%, 8/15/41	43,204
21,000	British Telecommunications PLC, 9.625%, 12/15/30	33,362
34,000	CC Holdings GS V LLC, 2.381%, 12/15/17(b)	34,166
14,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(b)	14,875
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(c)	28,384
73,000	Verizon Communications, Inc., 2.450%, 11/1/22	73,024

		227,015

	Utilities (1.4%)
55,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	69,637

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

December 31, 2012

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Utilities — (continued)
$33,000	Progress Energy, Inc., 3.150%, 4/1/22	$33,407
15,000	PSEG Power LLC, 5.500%, 12/1/15	16,748
22,000	PSEG Power LLC, 2.750%, 9/15/16	22,892
30,000	Puget Energy, Inc., 5.625%, 7/15/22	32,312
39,000	Southern Co. (The), 1.950%, 9/1/16(c)	40,192
28,000	Virginia Electric and Power Co., 2.950%, 1/15/22	29,486

		244,674

	Total Corporate Bonds (Cost $5,655,401)	5,982,184

MORTGAGE-BACKED SECURITIES (23.2%)
	Fannie Mae (12.5%)
8,257	4.500%, 10/1/18, Pool #752030	8,904
14,209	5.000%, 10/1/25, Pool #255894	15,578
242,281	3.000%, 3/1/27, Pool #AK7410	256,068
83,784	2.500%, 10/1/27, Pool #AB6645	87,939
425,000	2.500%, 1/15/28(d)	444,391
162,491	4.000%, 6/1/32, Pool #MA1089	174,921
3,280	7.000%, 6/1/35, Pool #255820	3,765
23,868	5.000%, 11/1/35, Pool #842402	25,915
29,180	6.000%, 12/1/36, Pool #902054	31,946
181,608	5.500%, 8/1/37, Pool #995082	198,685
62,844	5.000%, 6/1/40, Pool #AD4927	68,259
58,585	5.000%, 6/1/40, Pool #AD7860	65,256
89,379	4.000%, 3/1/41, Pool #AH7283	95,937
133,975	4.500%, 5/1/41, Pool #AI1023	145,438
210,676	4.000%, 1/1/42, Pool #AK0685	227,441
144,607	3.500%, 11/1/42, Pool #AQ3200	154,706
167,000	3.000%, 1/15/43(d)	174,985

		2,180,134

	Freddie Mac (8.2%)
13,878	6.000%, 10/1/19, Pool #G11679	15,097
7,155	5.500%, 10/1/21, Pool #G12425	7,722
309,398	3.000%, 4/1/27, Pool #E03091	327,588
171,081	3.500%, 4/1/32, Pool #C91437	182,870
297,244	3.500%, 5/1/32, Pool #C91447	317,727
2,945	6.000%, 7/1/35, Pool #A36304	3,225
40,081	6.000%, 8/1/37, Pool #A64981	43,618
39,787	6.500%, 12/1/37, Pool #A69955	45,282
105,739	4.500%, 1/1/40, Pool #A90764	113,467
113,841	3.801%, 7/1/40, Pool #1B4948(a)	120,442
181,443	5.000%, 7/1/40, Pool #A93070	196,945
49,415	5.000%, 7/1/40, Pool #C03487	53,637

		1,427,620

	Ginnie Mae (2.5%)
97,241	4.500%, 2/15/40, Pool #737031	106,964
57,202	5.000%, 2/15/40, Pool #737037	62,925
208,114	4.500%, 9/20/40, Pool #4801	230,120
29,286	4.500%, 6/20/41, Pool #5082	32,213

		432,222

	Total Mortgage-Backed Securities (Cost $3,949,763)	4,039,976

Principal Amount		Fair Value
MUNICIPAL BONDS (7.1%)
	California (2.5%)
$220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	$262,647
75,000	Palo Alto, Unified School District Refunding G.O., Taxable, 2.441%, 8/1/21	74,487
65,000	State of California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	93,346

		430,480

	Colorado (0.3%)
55,000	Colorado Housing & Finance Authority Revenue, Taxable, Series B, 1.600%, 5/15/16	56,029

	Connecticut (0.3%)
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	60,680

	Illinois (0.8%)
130,000	State of Illinois, Sales Tax Revenue, Taxable Building, 2.931%, 6/15/22	132,127

	New Mexico (0.3%)
50,000	State of New Mexico, Public Improvements Refunding Revenue, Series A1, 5.000%, 7/1/15	55,597

	New York (2.2%)
155,000	City of New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	181,314
95,000	New York City Municipal Water Finance Authority Refunding Revenue, Build America Bonds Taxable, Series EE, Callable 6/15/20 @ 100, 6.491%, 6/15/42	111,596
100,000	New York State Environmental Facilities Corp., Revenue Bonds, Taxable, State Revolving Funds, Series C, 2.745%, 6/15/22	100,206

		393,116

	Pennsylvania (0.4%)
70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	69,914

	Washington (0.3%)
45,000	Port of Vancouver, Refunding G.O., Limited Tax, Series B, 2.714%, 12/1/21	44,978

	Total Municipal Bonds (Cost $1,130,939)	1,242,921

U.S. TREASURY BONDS (0.6%)
95,000	3.125%, 2/15/42	99,334

	Total U.S. Treasury Bonds (Cost $96,519)	99,334

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

December 31, 2012

Shares		Fair Value
PREFERRED STOCKS (2.0%)
	Consumer Staples (0.6%)
1	HJ Heinz Finance Co., Series B, 8.000%(b)	$104,625

	Financials (1.2%)
2,059	Citigroup Capital XIII, 7.875%	57,446
1,775	Citigroup Capital XV, 6.500%	44,553
1,114	DDR Corp., Series H, REIT, 7.375%	27,883
1,355	SL Green Realty Corp., Series C, REIT, 7.625%	33,997
1,850	US Bancorp, Series F, 6.500%	52,984

		216,863

	Telecommunication Services (0.2%)
960	Qwest Corp., 7.000%	24,950

	Total Preferred Stocks (Cost $339,161)	346,438

INVESTMENT COMPANY (0.8%)
136,156	Federated Treasury Obligations Fund, Institutional Shares	136,156

	Total Investment Company (Cost $136,156)	136,156

Total Investments — 102.8% (Cost $17,219,910)		17,932,633
Net Other Assets (Liabilities) — (2.8)%		(484,015)

NET ASSETS — 100.0%		$17,448,618

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents securities purchased on a when-issued basis. At December 31, 2012, total cost of investments purchased on a when-issued basis was $619,164.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds

Statements of Assets and Liabilities

December 31, 2012

	Sterling Capital Select Equity VIF	Sterling Capital Strategic Allocation Equity VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Assets:
Investments at fair value - unaffiliated (a)	$17,773,669	$2,283,813	$31,007,560	$17,932,633
Investments at fair value - affiliated (b)	—	2,592,193	—	—
Cash	45,825	—	—	—
Interest and dividends receivable - unaffiliated	17,276	137	38,349	123,318
Interest and dividends receivable - affiliated	—	15	—	—
Receivable for investments sold	49,956	—	—	6,097
Receivable for capital shares issued	12,465	—	36,122	70,923
Prepaid and other expenses	20,223	5,485	34,384	18,456

Total Assets	17,919,414	4,881,643	31,116,415	18,151,427

Liabilities:
Cash overdraft	—	—	—	1,223
Payable for investments purchased	32,475	—	110,703	619,818
Payable for capital shares redeemed	56,001	1,286	27,704	54,398
Accrued expenses and other payables:
Investment advisory fees	9,163	1,047	21,422	7,391
Administration fees	1,558	—	2,713	1,508
Accounting out-of-pocket fees	739	511	617	5,521
Audit fees	10,482	2,846	17,861	9,410
Compliance service fees	18	5	30	16
Trustee fees	29	8	50	27
Printing fees	3,868	1,053	6,603	3,497

Total Liabilities	114,333	6,756	187,703	702,809

Net Assets:	$17,805,081	$4,874,887	$30,928,712	$17,448,618

Net Assets Consist of:
Capital	$35,302,598	$10,003,685	$22,336,357	$15,954,448
Accumulated undistributed net investment income	5,747	2,383	37,897	477,971
Accumulated realized gain (loss)	(20,972,683)	(5,891,219)	3,288,262	303,476
Net unrealized appreciation (depreciation)	3,469,419	760,038	5,266,196	712,723

Net Assets	$17,805,081	$4,874,887	$30,928,712	$17,448,618

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	1,967,051	706,154	1,842,970	1,642,624

Net Asset Value — offering and redemption price per share	$9.05	$6.90	$16.78	$10.62

(a) Investments at cost - unaffiliated	$14,304,250	$1,957,579	$25,741,364	$17,219,910
(b) Investments at cost - affiliated	$—	$2,158,389	$—	$—

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds

Statements of Operations

For the Year Ended December 31, 2012

	Sterling Capital Select Equity VIF	Sterling Capital Strategic Allocation Equity VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Investment Income:
Interest income	$—	$—	$—	$625,144
Dividend income - unaffiliated	423,884	57,528	565,285	24,168
Dividend income - affiliated	—	25,339	—	—
Foreign taxes withheld	(3,049)	—	(9,448)	—

Total investment income	420,835	82,867	555,837	649,312

Expenses:
Investment advisory fees (See Note 5)	143,125	13,647	274,644	97,702
Administration fees (See Note 5)	19,989	—	34,406	18,337
Accounting out-of-pocket fees	6,380	3,518	6,406	34,739
Audit fees	19,706	5,356	33,634	17,898
Compliance service fees (See Note 5)	219	60	374	198
Custodian fees	2,011	274	2,732	1,909
Fund accounting fees (See Note 5)	1,765	480	3,022	1,606
Insurance fees	18,628	5,000	32,172	17,227
Legal fees	9,625	2,530	16,359	8,505
Printing fees	11,068	4,130	17,028	10,303
Transfer agent fees (See Note 5)	6,614	1,793	11,266	6,044
Trustee fees	1,913	519	3,270	1,739
Other fees	2,414	1,004	3,804	2,395

Total expenses before waivers	243,457	38,311	439,117	218,602

Less expenses waived by the Investment Advisor (See Note 5)	(30,172)	—	—	(6,260)

Net expenses	213,285	38,311	439,117	212,342

Net investment income	207,550	44,556	116,720	436,970

Realized and Unrealized Gain:
Net realized gain from:
Investments - unaffiliated	1,532,467	177,971	3,344,125	490,488
Investments - affiliated	—	101,784	—	—
Distributions from unaffiliated funds	—	1,250	—	—
Distributions from affiliated funds	—	33,009	—	—
Change in unrealized appreciation/depreciation on investments	1,115,741	328,916	1,217,194	180,859

Net realized and unrealized gain	2,648,208	642,930	4,561,319	671,347

Change in net assets from operations	$2,855,758	$687,486	$4,678,039	$1,108,317

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds

Statements of Changes in Net Assets

	Sterling Capital Select Equity VIF		Sterling Capital Strategic Allocation Equity VIF

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
From Investment Activities:
Operations:
Net investment income (loss)	$207,550	$272,072	$44,556	$52,995
Net realized gain	1,532,467	594,772	314,014	81,981
Change in unrealized appreciation/depreciation	1,115,741	(1,778,016)	328,916	(569,273)

Change in net assets from operations	2,855,758	(911,172)	687,486	(434,297)

Distributions to Shareholders From:
Net investment income	(192,318)	(264,006)	(46,937)	(50,968)
Net realized gains	—	—	—	—

Change in net assets from shareholders distributions	(192,318)	(264,006)	(46,937)	(50,968)

Capital Transactions:
Proceeds from shares issued	95,460	473,691	23,818	230,099
Distributions reinvested	192,318	264,006	46,937	50,968
Value of shares redeemed	(6,429,972)	(6,596,389)	(1,379,994)	(1,922,281)

Change in net assets from capital transactions	(6,142,194)	(5,858,692)	(1,309,239)	(1,641,214)

Change in net assets	(3,478,754)	(7,033,870)	(668,690)	(2,126,479)
Net Assets:
Beginning of year	21,283,835	28,317,705	5,543,577	7,670,056

End of year	$17,805,081	$21,283,835	$4,874,887	$5,543,577

Accumulated undistributed net investment income	$5,747	$—	$2,383	$2,924

Share Transactions:
Issued	10,701	60,431	3,623	34,273
Reinvested	21,560	32,304	6,997	7,852
Redeemed	(733,268)	(790,647)	(207,077)	(287,640)

Change in Shares	(701,007)	(697,912)	(196,457)	(245,515)

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities VIF		Sterling Capital Total Return Bond VIF

For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

$116,720	$(21,746)	$436,970	$657,479
3,344,125	1,460,907	490,488	645,611
1,217,194	(2,880,794)	180,859	(148,416)

4,678,039	(1,441,633)	1,108,317	1,154,674

(85,547)	—	(521,025)	(714,012)
(1,422,090)	(1,463,601)	(518,065)	(678,181)

(1,507,637)	(1,463,601)	(1,039,090)	(1,392,193)

637,311	2,957,322	1,212,865	4,818,430
1,507,637	1,463,601	1,039,090	1,392,193
(9,953,282)	(9,293,407)	(4,350,979)	(7,891,763)

(7,808,334)	(4,872,484)	(2,099,024)	(1,681,140)

(4,637,932)	(7,777,718)	(2,029,797)	(1,918,659)

35,566,644	43,344,362	19,478,415	21,397,074

$30,928,712	$35,566,644	$17,448,618	$19,478,415

$37,897	$4,750	$477,971	$417,221

38,231	177,554	113,176	445,293
90,840	100,384	97,428	130,342
(601,876)	(573,708)	(404,427)	(734,049)

(472,805)	(295,770)	(193,823)	(158,414)

Sterling Capital Variable Insurance Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Year	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Select Equity VIF
Year Ended December 31, 2012	$7.98	0.09	1.07	1.16	(0.09)	—	(0.09)
Year Ended December 31, 2011	$8.41	0.09	(0.43)	(0.34)	(0.09)	—	(0.09)
Year Ended December 31, 2010	$7.61	0.09	0.81	0.90	(0.10)	—	(0.10)
Year Ended December 31, 2009	$6.49	0.07	1.12	1.19	(0.07)	—	(0.07)
Year Ended December 31, 2008	$13.69	0.16	(4.63)	(4.47)	(0.16)	(2.57)	(2.73)
Sterling Capital Strategic Allocation Equity VIF(c)
Year Ended December 31, 2012	$6.14	0.05	0.77	0.82	(0.06)	—	(0.06)
Year Ended December 31, 2011	$6.68	0.05	(0.54)	(0.49)	(0.05)	—	(0.05)
Year Ended December 31, 2010	$5.90	0.07	0.81	0.88	(0.10)	—	(0.10)
Year Ended December 31, 2009	$4.75	0.06	1.14	1.20	(0.05)	—	(0.05)
Year Ended December 31, 2008	$10.33	0.09	(3.50)	(3.41)	(0.10)	(2.07)	(2.17)
Sterling Capital Special Opportunities VIF
Year Ended December 31, 2012	$15.36	0.06 (d)	2.13	2.19	(0.05)	(0.72)	(0.77)
Year Ended December 31, 2011	$16.60	(0.01)	(0.61)	(0.62)	—	(0.62)	(0.62)
Year Ended December 31, 2010	$14.29	(0.04)	2.36	2.32	(0.01)	—	(0.01)
Year Ended December 31, 2009	$10.27	(0.03)	4.47	4.44	—	(0.42)	(0.42)
Year Ended December 31, 2008	$16.03	0.02	(5.28)	(5.26)	(0.02)	(0.48)	(0.50)
Sterling Capital Total Return Bond VIF
Year Ended December 31, 2012	$10.61	0.26	0.38	0.64	(0.31)	(0.32)	(0.63)
Year Ended December 31, 2011	$10.73	0.36	0.28	0.64	(0.39)	(0.37)	(0.76)
Year Ended December 31, 2010	$10.37	0.40	0.39	0.79	(0.41)	(0.02)	(0.43)
Year Ended December 31, 2009	$9.94	0.41	0.42	0.83	(0.40)	—	(0.40)
Year Ended December 31, 2008	$10.02	0.41	(0.08)	0.33	(0.41)	—	(0.41)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)

Total return ratios assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

(c)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(d)

For the year ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25% per share.

See accompanying notes to the financial statements.

		Ratios/Supplemental Data
Net Asset Value, End of Year	Total Return(b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets*	Portfolio turnover rate

$9.05	14.53%	$17,805	1.06%	1.04%		1.22%	64.31%
$7.98	(4.04)%	$21,284	0.97%	1.11%		1.21%	69.66%
$8.41	11.93%	$28,318	0.94%	1.22%		1.21%	63.34%
$7.61	18.50%	$32,124	1.00%	1.01%		1.24%	137.52%
$6.49	(37.43)%	$35,978	0.81%	1.52%		1.16%	49.73%

$6.90	13.41%	$4,875	0.70%	0.82%		0.70%	32.83%
$6.14	(7.32)%	$5,544	0.58%	0.80%		0.67%	6.80%
$6.68	14.98%	$7,670	0.40%	1.21%		0.68%	64.81%
$5.90	25.24%	$7,947	0.41%	1.21%		0.66%	18.04%
$4.75	(38.22)%	$8,528	0.31%	1.15%		0.59%	61.04%

$16.78	14.33%	$30,929	1.28%	0.34	%(d)	1.28%	18.13%
$15.36	(3.53)%	$35,567	1.25%	(0.05)%		1.25%	26.68%
$16.60	16.24%	$43,344	1.24%	(0.28)%		1.27%	39.24%
$14.29	43.53%	$40,162	1.26%	(0.28)%		1.29%	32.57%
$10.27	(33.71)%	$26,684	1.10%	0.14%		1.18%	35.80%

$10.62	6.10%	$17,449	1.16%	2.39%		1.20%	144.71%
$10.61	6.10%	$19,478	1.07%	3.32%		1.17%	131.16%
$10.73	7.73%	$21,397	1.07%	3.70%		1.20%	140.32%
$10.37	8.57%	$22,062	0.94%	4.09%		1.24%	109.12%
$9.94	3.38%	$20,996	0.81%	4.11%		1.03%	152.74%

Sterling Capital Variable Insurance Funds

Notes to Financial Statements

December 31, 2012

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Select Equity VIF, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Sterling Capital Strategic Allocation Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying investment companies (including exchange traded funds), Sterling Capital Strategic Allocation Equity VIF invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. In addition, Sterling Capital Strategic Allocation Equity VIF’s exposure to underlying equity funds may include funds that invest in real estate or other similar securities and invest in derivatives.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the underlying funds in which Sterling Capital Strategic Allocation Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of December 31, 2012.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2012

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the fiscal year ended December 31, 2012 there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2012 is as follows:

Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Select Equity VIF	$17,773,669(a)	$—	$ —	$17,773,669
Sterling Capital Strategic Allocation Equity VIF	4,876,006(a)	—	—	4,876,006
Sterling Capital Special Opportunities VIF	31,007,560(a)	—	—	31,007,560
Sterling Capital Total Return Bond VIF	377,969(b)	17,554,664(a)	—	17,932,633

(a)	Industries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies and/or certain preferred stocks.

The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the fiscal year ended December 31, 2012, except for Sterling Capital Total Return Bond VIF. There were transfers from Level 2 to Level 1 during the fiscal year ended December 31, 2012 due to recharacterization of level in the fair value hierarchy of certain preferred stocks. A quoted price was obtained for those preferred stocks for the fiscal year ended December 31, 2012 whereas the price was based on other significant observable inputs for the fiscal year ended December 31, 2011.

2012 Transfer from Level 2 to Level 1
Sterling Capital Total Return Bond VIF	$109,452

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The fair value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2012

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and Sterling Capital Funds are allocated across the Funds and Sterling Capital Funds, based upon relative net assets or on another reasonable basis.

Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of Sterling Capital Total Return Bond VIF, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., disposition of market discount and market premium bonds, paydown gains and losses, mortgage dollar roll gains and losses, investments in real estate investment trusts (REITs), regulated investment companies (RICs), investments in partnerships and the character of distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

As of December 31, 2012, these reclassifications were as follows:

	Decrease Paid-in-Capital	Increase (Decrease) Net Investment Income	Increase (Decrease) Realized Gain (Loss)
Sterling Capital Select Equity VIF	$—	$(9,485)	$9,485
Sterling Capital Strategic Allocation Equity VIF	—	1,840	(1,840)
Sterling Capital Special Opportunities VIF	(3,372)	1,974	1,398
Sterling Capital Total Return Bond VIF	—	144,805	(144,805)

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the fiscal year ended December 31, 2012 were as follows:

	Purchases	Sales
Sterling Capital Select Equity VIF	$12,641,399	$18,317,040
Sterling Capital Strategic Allocation Equity VIF	1,756,006	2,991,563
Sterling Capital Special Opportunities VIF	5,828,700	13,907,129
Sterling Capital Total Return Bond VIF	10,058,489	8,663,495

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the fiscal year ended December 31, 2012 for the Sterling Capital Total Return Bond VIF were $17,154,734 and $18,022,835, respectively.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2012

4.	Investments in Affiliated Issuers:

A summary of Sterling Capital Strategic Allocation Equity VIF’s transactions in the shares of affiliated issuers during the fiscal year ended December 31, 2012 is set forth below:

	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at December 31, 2012	Value at December 31, 2012	Dividend Income January 1, 2012- December 31, 2012	Distributions and Net Realized Gain (Loss) January 1, 2012- December 31, 2012
Sterling Capital Equity Income Fund, Institutional Class	24,835	173	8,061	16,947	$269,290	$4,808	$20,800
Sterling Capital Equity Index Fund, Institutional Class	6,607	66	2,306	4,367	41,703	621	(1,689)
Sterling Capital International Fund, Institutional Class	125,310	—	125,310	—	—	—	27,454
Sterling Capital Mid Value Fund, Institutional Class	38,986	10,669	19,313	30,342	435,106	4,356	61,267
Sterling Capital Select Equity Fund, Institutional Class	90,720	27,449	35,082	83,087	1,044,409	13,515	(6,325)
Sterling Capital Small Value Fund, Institutional Class	11,128	1,000	3,355	8,773	107,729	—	5,584
Sterling Capital Special Opportunities Fund, Institutional Class	13,912	28,529	6,657	35,784	660,576	2,013	27,748
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	76,801	23,357,263	23,434,064	—	—	11	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	7,943	4,605	3,338	33,380	15	(46)

Total Affiliates	388,299	23,433,092	23,638,753	182,638	$2,592,193	$25,339	$134,793

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment and are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions for the fiscal year ended December 31, 2012 is as follows:

	Contractual Fee Rate	Fee Rate after Voluntary Waivers
Sterling Capital Select Equity VIF	0.70%[1,2]	0.60%[1,2]
Sterling Capital Strategic Allocation Equity VIF	0.25%	0.25%
Sterling Capital Special Opportunities VIF	0.80%	0.80%
Sterling Capital Total Return Bond VIF	0.50%[2,3]	0.50%[2,3]

1	The contractual fee rate was 0.74% and the fee rate after voluntary waivers was 0.50% prior to May 1, 2012.
2

For a portion of the fiscal year ended December 31, 2012, Sterling Capital voluntarily reimbursed certain expenses of the Funds. Voluntary reimbursements of expenses are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.

3	The contractual fee rate was 0.60% and the fee rate after voluntary waivers was 0.50% prior to May 1, 2012.

During the period covered by this report, pursuant to a sub-advisory agreement with Sterling Capital, Scott & Stringfellow LLC (Scott & Stringfellow), a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to Sterling Capital Special Opportunities VIF, subject to the general supervision of the Board and Sterling Capital. For its services, Scott & Stringfellow is entitled to a fee, payable by Sterling Capital. Please see Note 8 for important additional information.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds except Sterling Capital Strategic Allocation Equity VIF pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds except Sterling Capital Strategic Allocation Equity VIF and the Sterling Capital Funds, excluding the assets of Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Strategic Allocation Equity Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, at a rate of 0.1075% on the first $3.5 billion of

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2012

average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Prior to July 1, 2012, the administration fee with respect to the first $3.5 billion of average net assets was 0.11%. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

For the fiscal year ended December 31, 2012, the Funds paid $123 in brokerage fees to Scott & Stringfellow, related to the execution of purchases and sales of the Funds’ portfolio investments.

The Trust has adopted a Variable Contract Owner Servicing Plan (the “service plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Funds. A servicing agent may periodically waive all or a portion of its servicing fees. For the fiscal year ended December 31, 2012 the Funds did not participate in any service plan.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $40,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. The Trustee who is an interested person as defined in the 1940 Act of the Trust, but not affiliated with Sterling Capital is compensated at the annual rate of $40,000 plus $4,000 for each regularly scheduled quarterly meeting attended, $3,200 for each special meeting attended in person and $2,400 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Trust and the Sterling Capital Funds based upon relative net assets.

6.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, Select Equity VIF, Total Return Bond VIF and Special Opportunities VIF have a commitment amount of $2,800,000, $1,500,000, and $2,600,000, respectively. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement expires on March 31, 2013. During the fiscal year ended December 31, 2012 the Funds did not utilize the line of credit.

7.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2012

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2012, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount With No Expiration*
	Long-term Losses	Amount	Expires
Sterling Capital Select Equity VIF	$ —	$17,459,184	2016
Sterling Capital Select Equity VIF	—	3,263,903	2017
Sterling Capital Strategic Allocation Equity VIF	—	2,264,206	2016
Sterling Capital Strategic Allocation Equity VIF	—	1,989,928	2017
Sterling Capital Strategic Allocation Equity VIF	—	1,467,590	2018
Sterling Capital Strategic Allocation Equity VIF	5,238	—	—

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Capital loss carryforwards utilized in the current year were $1,516,380 for Sterling Capital Select Equity VIF.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
Sterling Capital Select Equity VIF	$192,318	$—	$192,318
Sterling Capital Strategic Allocation Equity VIF	46,937	—	46,937
Sterling Capital Special Opportunities VIF	85,547	1,422,090	1,507,637
Sterling Capital Total Return Bond VIF	542,470	496,620	1,039,090

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
Sterling Capital Select Equity VIF	$264,006	$—	$264,006
Sterling Capital Strategic Allocation Equity VIF	50,968	—	50,968
Sterling Capital Special Opportunities VIF	44,822	1,418,779	1,463,601
Sterling Capital Total Return Bond VIF	1,031,540	360,653	1,392,193

*	Total Distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2012

At December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Sterling Capital Select Equity VIF	$5,747	$—	$5,747	$(20,723,087)	$3,219,823	$(17,497,517)
Sterling Capital Strategic Allocation Equity VIF	2,383	—	2,383	(5,726,962)	595,781	(5,128,798)
Sterling Capital Special Opportunities VIF	24,973	3,344,117	3,369,090	—	5,223,265	8,592,355
Sterling Capital Total Return Bond VIF	584,587	244,246	828,833	—	665,337	1,494,170

*

The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales and timing of income recognition related to investments in hybrid securities and partnerships, and the deferral of market discount and premium until point of sale.

At December 31, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Select Equity VIF	$14,553,846	$3,504,927	$(285,104)	$3,219,823
Sterling Capital Strategic Allocation Equity VIF	4,280,225	760,038	(164,257)	595,781
Sterling Capital Special Opportunities VIF	25,784,295	6,539,830	(1,316,565)	5,223,265
Sterling Capital Total Return Bond VIF	17,267,296	754,560	(89,223)	665,337

8.	Subsequent Events:

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted the following:

Effective January 1, 2013, George F. Shipp, the portfolio manager of the Sterling Capital Special Opportunities VIF, and Chief Investment Officer of Scott & Stringfellow (“Sub-Advisor”) became an employee of Sterling Capital. As a result, the sub-advisory agreement between the Advisor and the Sub-Advisor terminated, and the Sub-Advisor no longer provides Sub-Advisory services to the Fund. Mr. Shipp continues to serve as portfolio manager of the Fund, and the Fund continues to pursue its current investment objective and strategies.

On February 21, 2013, the Board approved a Plan of Liquidation with respect to Sterling Capital Strategic Allocation Equity VIF. It is expected that the Fund will be liquidated on or about April 26, 2013. After paying in full all known or reasonably ascertainable liabilities of the Fund, including without limitation all charges, taxes and expenses of the Fund, whether due, accrued or anticipated, that have been incurred or are expected to be incurred by the Fund, the Fund will distribute to its shareholders their pro rata share of the proceeds.

On February 21, 2013, the Board also approved certain changes with respect to the Sterling Capital Select Equity VIF. Effective as of May 1, 2013, it is expected that the Fund will be renamed the Sterling Capital Equity Income VIF and the Fund’s investment objective, principal strategies, principal risks, non-fundamental investment restrictions and portfolio management will change.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Sterling Capital Variable Insurance Funds:

We have audited the accompanying statements of assets and liabilities of the Sterling Capital Select Equity VIF, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Special Opportunities VIF and Sterling Capital Total Return Bond VIF (collectively, the “Funds”), four of the funds constituting Sterling Capital Variable Insurance Funds, including the schedules of portfolio investments, as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, transfer agent of the underlying funds and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Sterling Capital Variable Insurance Funds as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

February 26, 2013

Sterling Capital Variable Insurance Funds

December 31, 2012

Notice to Shareholders (Unaudited)

All amounts and percentages below are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended December 31, 2012, each Fund is reporting the following items with regard to distributions paid during the year.

	Long-Term Capital Gain	Qualified Dividend Income %	(for corporate shareholders) Dividends Received Deduction %	U.S. Government Income
Sterling Capital Select Equity VIF	$—	100.00%	100.00%	0.00%
Sterling Capital Strategic Allocation Equity VIF	—	100.00%	63.46%	0.66%
Sterling Capital Special Opportunities VIF	1,422,090	100.00%	100.00%	0.00%
Sterling Capital Total Return Bond VIF	496,620	0.08%	0.08%	1.70%

Sterling Capital Variable Insurance Funds

December 31, 2012

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is filed with the Commission within 60 days of the end of the quarter to which it relates, and is available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, at a meeting held on August 15-16, 2012, approved the continuance of the investment advisory agreement between Sterling Capital Variable Insurance Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital”), which serves as investment adviser to each series of the Trust (the “Funds”) for a new term running through January 31, 2013. The Board of Trustees also approved the continuance of the sub-advisory agreement (the “Sub-Advisory Agreement”) of Sterling Capital with Scott & Stringfellow, LLC (“Scott & Stringfellow” and, together with Sterling Capital, the “Advisers”), with respect to the Sterling Capital Special Opportunities VIF for a new term running through January 31, 2013. At a meeting held on November 14, 2012, the Board of Trustees approved the further continuance of the Advisory Agreement between the Trust and Sterling Capital for a new term running through January 31, 2014. At the meeting held on November 14, 2012, the Board of Trustees also approved the termination of the Sub-Advisory Agreement effective as of January 1, 2013, in connection with the anticipated transaction by which the portfolio manager of the Sterling Capital Special Opportunities VIF would become an employee of Sterling Capital and would continue to serve as portfolio manager of the Fund in such capacity. The Board approved the continuation of the Advisory Agreements two times in 2012 in order to adjust the Board’s contract review schedule for future years. As a result of this schedule change, the Board will have additional time for its review and deliberations in future years. All of the above referenced agreements are collectively referred to herein as the “Advisory Agreements” and are performed by the “Advisers.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreements, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with industry averages for comparable funds for advisory fees, 12b-1 fees, and total fund expenses. The data reflected Sterling Capital fee waivers in place, as well as Sterling Capital’s contractual investment advisory fee levels. The Board was assisted in its review by independent legal counsel, who provided memoranda detailing the legal standards for review of the Advisory Agreements. To facilitate its review, the Board received a detailed presentation by Sterling Capital, which included a fund-by-fund analysis of each Fund’s investment process and performance. Presentations were also provided by each entity proposed to be utilized by Sterling Capital as a sub-adviser. The Board also received and considered fund-by-fund profitability information from the Advisers. The Independent Trustees met outside the presence of management and the Advisers with their independent legal counsel as part of their deliberations.

In their deliberations regarding the Advisory Agreements, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreements, and in each case no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and the Advisers, as provided in the Advisory Agreements, were fair and reasonable and that the continuance of the Advisory Agreements was in the best interests of each applicable Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Advisers — The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of each Adviser’s senior management and the expertise of investment personnel of each Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Advisers to provide high quality service to the Funds.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Advisers in managing the Funds as well as each Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees also considered each Adviser’s trading practices, including Scott & Stringfellow, which engages in affiliated brokerage for portfolio trades for the Funds it sub-advises. The Trustees also considered the procedures of the Advisers designed to fulfill the Advisers’ fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisers’ codes of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Advisers, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services provided or to be provided by the Advisers was or was expected to be satisfactory or better.

Investment Performance — The Trustees considered performance results of each Fund in absolute terms and relative to each Fund’s benchmark and peer group. In the Trustees’ review of performance, long- and short-term performance were considered. In conducting their review, the Trustees particularly focused on Funds where performance compared unfavorably with peers.

After reviewing the performance of each Fund, and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital was appropriately addressing the situation.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates — The Trustees considered peer group comparable information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees also considered the advisory fee waivers in place for certain Funds. The Trustees concluded that the investment advisory and sub-advisory fees (collectively, the “investment advisory fees”) paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable.

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ turnover. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by Scott & Stringfellow for executing trades on behalf of the Sterling Capital Special Opportunities Variable Insurance Fund. With respect to Scott & Stringfellow, the Trustees noted that brokerage commissions were paid at a standard commission rate, which was consistent with that used by Sterling Capital with respect to all equity funds of the Trust and that such brokerage arrangements were considered by Scott & Stringfellow to be advantageous.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that management of the Funds was a much more intensive process than management of separate accounts, including daily fluctuations in the size of the Funds and the need to comply with extensive and complex restrictions set by applicable regulation or established in controlling disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of the current and proposed advisory fees in the context of the profitability of the Advisers. In determining whether all investment advisory fees were reasonable, the Trustees reviewed profitability information provided by the Advisers with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory and sub-advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Advisers as a result of their relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreements were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale — The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees also considered the advisory fee waivers in place for certain Funds and found that the waivers were a reasonable way to provide the benefits of economies of scale to shareholders of such Funds. The Trustees concluded that each Fund’s advisory fee levels fairly reflected such economies of scale as might exist at current asset levels.

Sterling Capital Variable Insurance Funds

Information about Trustees and Officers (Unaudited)

Overall responsibility for the management of the Funds rests with its Board of Trustees (“Trustees”), who are elected by the Shareholders of the Funds. The Trustees elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees, birthdates, term of office and length of time served, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are listed in the two tables immediately following. The business address of the persons listed below is 434 Fayetteville Street, Fifth floor, Raleigh, North Carolina 27601.

INDEPENDENT TRUSTEES

Name and Birthdate	Position(s) Held With the Funds	Term of Office/ Length of Time Served	Principal Occupation During the Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Thomas W. Lambeth Birthdate: 1/35	Trustee, Chairman of the Board of Trustees	Indefinite, 8/92 — Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation	26	None

Drew T. Kagan Birthdate: 2/48	Trustee	Indefinite, 8/00 — Present	From September 2010 to present, Chairman, Montecito Advisors, Inc.; from December 2003 to September 2010, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	26	None

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 — Present	From June 2010 to present, independent consultant; from July 1998 to June 2010, President of Peace College	26	None

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite, 5/04 — Present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as Director of Private Client Group and Senior Executive Vice President	26	None

James L. Roberts Birthdate: 11/42	Trustee	Indefinite, 11/04 — Present	Retired; from November 2006 to present, Director, Grand Mountain Bancshares, Inc.; from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	26	None

Sterling Capital Variable Insurance Funds

The following table shows information for the trustees who are, each, an “interested person” of the Funds as defined in the 1940 Act:

INTERESTED TRUSTEES

Name and Birthdate	Position(s) Held With the Funds	Term of Office/ Length of Time Served	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex by Trustee*	Other Directorships Held by Trustee

Alexander W. McAlister** Birthdate: 3/60	Trustee	Indefinite, 11/10 — Present	President, Sterling Capital	26	Director, Sterling Capital

Alan G. Priest*** Birthdate: 5/52	Trustee	Indefinite, 7/12 — Present	Retired; from April 1987 to April 2012, Partner, Ropes & Gray LLP	26	None

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

**	Mr. McAlister is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he is an officer of the Advisor.

***

Mr. Priest is treated by the Fund as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he was a partner of a law firm that acted as counsel to the Funds during the past two fiscal years.

The following table shows information for officers of the Funds:

Name and Birthdate	Position(s) Held With the Funds	Term of Office/ Length of Time Served	Principal Occupation During the Last 5 Years

James T. Gillespie Birthdate: 11/66	President	Indefinite, President 12/12 — Present	From March 2012 to present, Executive Director, Sterling Capital; From June 2010 to March 2012, Director, Sterling Capital and its predecessors; from August 2008 to June 2010, Vice President Relationship Management, JP Morgan Chase & Co.; from February 2005 to August 2008, Senior Vice President and Manager of Mutual Fund Administration, Sterling Capital and its predecessors

Kenneth R. Cotner Birthdate: 2/59	Treasurer	Indefinite, 12/12 — Present	From 2001 to present, Chief Operating Officer; Sterling Capital and its predecessors

Sterling Capital Variable Insurance Funds

Name and Birthdate	Position(s) Held With the Funds	Term of Office/ Length of Time Served	Principal Occupation During the Last 5 Years

Todd M. Miller Birthdate: 9/71	Vice President and Secretary	Indefinite, Vice President, 8/05 — Present; Secretary, 8/10 — Present	From June 2009 to present, Director, Sterling Capital Management LLC and its predecessors; from June 2005 to May 2009, Mutual Fund Administrator; from May 2001 to May 2005, Manager, BISYS Fund Services

Clinton L. Ward Birthdate: 11/69	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 4/07 — Present	From July 2004 to present, Chief Compliance Officer and Executive Director, Sterling Capital Management LLC and its predecessors

Andrew J. McNally Birthdate: 12/70	Assistant Treasurer	Indefinite, Assistant Treasurer, 6/10 — Present; Treasurer, 4/07 — 6/10	From January 2007 to present, Vice President and Senior Director, and from July 2000 to December 2006, Vice President and Director, Fund Accounting and Administration Department, BNY Mellon Investment Servicing (US) Inc.

Julie M. Powers Birthdate: 10/69	Assistant Secretary	Indefinite, 11/11 — Present	From November 2011 to present, Vice President; from March 2009 to October 2011, Senior Manager and Vice President; from August 2005 to February 2009, Manager and Assistant Vice President, Regulatory Administration Department, BNY Mellon Investment Servicing (US) Inc.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-228-1872.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the “code of ethics” that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Drew Kagan is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,300 in 2012 and $68,000 in 2011.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2012 and $0 in 2011.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,000 in 2012 and $11,200 in 2011 Fees for both 2012 and 2011 relate to the preparation of federal income and excise tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2012 and $0 in 2011.

(e)(1)	Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $199,900 in 2012 and $94,590 in 2011.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President (principal executive officer)

Date	02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President (principal executive officer)

Date	02/28/2013

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer (principal financial officer)

Date	02/27/2013